Income Taxes (Schedule of Reconciliation between Theoretical Tax Expense (Benefit) on Pre-tax Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income taxes [Abstract]
Profit/(loss) from continuing operations before income taxes	$ 879,642	$ 500,447	$ (5,536)
Statutory tax rate	17.00%	17.00%	17.00%
Tax computed at the statutory tax rate	$ 149,539	$ 85,076	$ (941)
Increase (decrease) in tax in respect of:
Elimination of tax calculated in respect of the Group's share in losses of associated companies	(190,539)	(27,353)	7,043
Different tax rate applicable to subsidiaries operating overseas	9,297
Income subject to tax at a different tax rate	0	441	5,960
Non-deductible expenses	44,851	1,028	5,408
Exempt income	(23,937)	(61,415)	(4,714)
Taxes in respect of prior years	(361)	1	(18)
Tax in respect of foreign dividend	28,172	0	0
Share of non-controlling interests in entities transparent for tax purposes	5,528	0	0
Tax losses and other tax benefits for the period regarding which deferred taxes were not recorded	95	7,647	3,946
Other differences	(274)	(727)	(9)
Tax expense on income included in the statement of profit and loss	$ 4,325	$ 4,698	$ 16,675